ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Acquisition of Moolec Science Ltd (Details) - Moolec Science Ltd - $ / shares	Jun. 30, 2023	Dec. 28, 2022	Mar. 16, 2021
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Ownership interest acquired			6.00%
Number of shares acquired			2,919,715
Per share price in NASDAQ	$ 3.68
Ordinary shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares received in exchange for all of its ownership in Moolec Sciente Limited ordinary shares		1,560,000
Ownership held (in shares)		1,860,000